PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 01, 2003	Feb. 28, 2003
Disclosure of net defined benefit liability (asset) [line items]
Employer's contributions	Rp 226	Rp 205
Funded pension | The company
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			18.00%	8.40%
Pension benefit obligations at beginning of year	(5,557)
Return on plan assets (excluding amount included in net interest expense)	339	201
Employer's contributions	226	205
Additional welfare benefits	80	80
Benefits paid by employer	(80)	(80)
Pension benefit obligations at end of year	(4,891)	(5,557)
Funded pension | Present value of the defined benefit obligations | The company
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	25,103	22,061
Service costs	269	260
Interest income	1,577	1,544
Pension plan participants' contributions	21	27
Actuarial losses recognized in OCI	(1,462)	2,741
Pension benefits paid	(1,670)	(1,530)
Additional welfare benefits	80	80
Benefits paid by employer	(80)	(80)
Pension benefit obligations at end of year	23,838	25,103
Funded pension | Plan assets | The company
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(19,546)	(19,723)
Interest income	(1,223)	(1,383)
Return on plan assets (excluding amount included in net interest expense)	(339)	(201)
Employer's contributions	226	205
Pension plan participants' contributions	(21)	(27)
Pension benefits paid	(1,670)	(1,530)
Plan administration costs	(60)	(61)
Pension benefit obligations at end of year	Rp (18,947)	Rp (19,546)